Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss

7 Financial assets at fair value through profit or loss

(€ million)	December 31, 2024	December 31, 2023
Bonds issued by sovereign states	965	1,250
Other	5,474	5,196
Financial assets held for trading	6,439	6,446
Other financial assets at fair value through profit or loss	358	336
Total financial assets at fair value through profit or loss	6,797	6,782

The Company has established a liquidity reserve as part of its financial framework with a view of ensuring an adequate level of flexibility to the Group development plans and of copying with unexpected fund shortfalls or a sudden phase of credit crunch and restrictions in accessing financial markets. The management of this liquidity reserve is performed through trading activities with the aim of optimizing returns, within a predefined and authorized level of risk threshold, targeting the preservation of the invested capital and the ability to promptly convert it into cash.

Financial assets held for trading include securities subject to lending agreements of €738 million (€1,288 million at December 31, 2023).

The breakdown by currency is provided below:

(€ million)	December 31, 2024	December 31, 2023
Euro	4,230	3,766
U.S. dollars	2,209	2,680
Financial assets held for trading	6,439	6,446
Euro	162	200
U.S. dollars	196	136
Other financial assets at fair value through profit or loss	358	336
	6,797	6,782

The breakdown by issuing entity and credit rating is presented below:

	Nominal value (€ million)	Fair Value (€ million)	Rating - Moody's	Rating - S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	57	58	Baa3	BBB
United States of America	703	693	Aaa	AA+
Chile	61	60	A2	A
France	60	61	Aa3	AA-
Other (*)	67	66	from Aaa to Baa2	from AAA to BBB-
	948	938
Floating rate bonds
Italy	27	27	Baa3	BBB
	27	27
Total quoted bonds issued by sovereign states	975	965

Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	3,083	3,087	from Aaa to Ba2	from AAA to BB
Quoted bonds issued by financial and insurance companies	986	982	from Aa1 to Baa3	from AA+ to BBB-
Other bonds	74	72	from Aaa to Baa2	from AAA to BBB
	4,143	4,141
Floating rate bonds
Quoted bonds issued by industrial companies	369	371	from Aa2 to Baa2	from AA to BBB
Quoted bonds issued by financial and insurance companies	709	714	from Aaa to Baa2	from AAA to BBB-
Other bonds	247	248	from Aaa to Baa1	from AAA to BBB+
	1,325	1,333
Total other bonds	5,468	5,474

Total financial assets held for trading	6,443	6,439

Other financial assets at fair value through profit or loss	358	358	from Aaa to Baa1	from AAA to BBB+

	6,801	6,797

(*) Amounts included herein are lower than €50 million.

Other financial assets at fair value through profit or loss consisted of investments in Money Market funds.

The fair value hierarchy is level 1 for €6,169 million and level 2 for €270 million. The fair value hierarchy for Other financial assets measured at fair value with effects to profit or loss is level 2. During 2024, there were no significant transfers between the different hierarchy levels of fair value.